Share-based Payments - Schedule of Changes in the Number of Stock Options and the Weighted-Average Exercise Price (Details)	12 Months Ended
	Dec. 31, 2025 shares ₩ / shares	Dec. 31, 2024 shares ₩ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning (in shares)	233,958	328,142
Grant (in shares)	193,716	226,327
Expired (in shares)	(123,693)	(205,212)
Exercised (in shares)	(102,634)	(115,299)
Ending (in shares)	201,347	233,958
Number of shares exercisable (in shares)	0	0
16th grant
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning (in shares)	7,631	20,960
Grant (in shares)	0	0
Expired (in shares)	0	(6,158)
Exercised (in shares)	0	(7,171)
Ending (in shares)	7,631	7,631
Number of shares exercisable (in shares)	0	0
Weighted average exercise price of share options exercised (in korean won per share) | ₩ / shares		₩ 41,500
17th grant
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning (in shares)	0	307,182
Grant (in shares)		0
Expired (in shares)		(199,054)
Exercised (in shares)		(108,128)
Ending (in shares)		0
Number of shares exercisable (in shares)		0
Weighted average exercise price of share options exercised (in korean won per share) | ₩ / shares		₩ 36,000
18th grant
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning (in shares)	226,327	0
Grant (in shares)	0	226,327
Expired (in shares)	(123,693)	0
Exercised (in shares)	(102,634)	0
Ending (in shares)	0	226,327
Number of shares exercisable (in shares)	0	0
Weighted average exercise price of share options exercised (in korean won per share) | ₩ / shares	₩ 51,600
19th grant
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning (in shares)	0
Grant (in shares)	193,716
Expired (in shares)	0
Exercised (in shares)	0
Ending (in shares)	193,716	0
Number of shares exercisable (in shares)	0